Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Interest income	£ 7,459	£ 6,917		£ 6,891
Interest expense	(4,329)	(3,041)	[1]	(2,115)	[1]
Net interest income	£ 3,130	£ 3,876	[1]	£ 4,776	[1]

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.